Employee Benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Wages and salaries	R$ 1,727,760	R$ 1,055,959	R$ 483,600
Social security contributions	353,789	258,488	138,960
Profit sharing and annual bonuses	213,942	61,629	89,973
Share-based payments	213,076	113,169	120,777
Total of employee benefits	R$ 2,508,567	R$ 1,489,245	R$ 833,310